Employee Defined Combination Plan - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Defined Benefit Plan Disclosure [Line Items]
Total amounts incurred for employee defined contribution plan	$ 101.32	631.25	381.74	218.88